SHORT-TERM BORROWINGS (Details Narrative) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Short-Term Debt [Line Items]
Guarantor obligation	$ 50
HTL Marketing [Member]
Short-Term Debt [Line Items]
Principal amount for factoring	$ 33
Effective interest rate	5.94%	5.52%